Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Convertible Debentures
Condensed Statement of Income Captions [Line Items]
Unrealized gain due to change in credit risk, tax effect	$ 0	$ 0
Gold Notes
Condensed Statement of Income Captions [Line Items]
Unrealized gain due to change in credit risk, tax effect	$ 349,000	$ 506,000